UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
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Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cato Brahde
           --------------------------------------------------
Title:     Managing Director
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Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  Cato Brahde          Isle of Man         February 16, 2010
       -------------------  ----------------------  --------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:          $572,981
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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

            COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGER    SOLE   SHARED  NONE

ALEXANDER & BALDWIN INC         COM              014482103    1,013      29,600 SH          SOLE               29,600
CAMERON INTL CORP               COM              13342B105   34,197     818,100 SH          SOLE              818,100
CARNIVAL CORP                   PAIRED CTF       143658300   62,228   1,963,636 SH          SOLE            1,963,636
CHICAGO BRIDGE & IRON CO N V N  N Y REGISTRY SH  167250109    5,561     275,000 SH          SOLE              275,000
CONTINENTAL RESOURCE S INC      COM              212015101    5,190     121,000 SH          SOLE              121,000
CORE LABORATORIES N V           COM              N22717107   17,305     146,500 SH          SOLE              146,500
DANAOS CORPORATION              SHS              Y1968P105      302      67,825 SH          SOLE               67,825
DEVON ENERGY CORP               COM              25179M103   10,334     140,600 SH          SOLE              140,600
DRYSHIPS INC                    SHS              Y2109Q101   23,967   4,118,000 SH          SOLE            4,118,000
EXXON MOBIL CORP                COM              30231G102   45,374     665,400 SH          SOLE              665,400
FLUOR CORP NEW                  COM              343412102   10,251     227,600 SH          SOLE              227,600
GENERAL MARITIME CORP NEW       SHS              Y2693R101    6,593     943,200 SH          SOLE              943,200
HALLIBURTON CO                  COM              406216101   31,131   1,034,600 SH          SOLE            1,034,600
HELMERICH & PAYNE INC           COM              423452101    4,730     118,600 SH          SOLE              118,600
HESS CORP                       COM              42809H107    8,155     134,800 SH          SOLE              134,800
KNIGHTSBRIDGE TANKERS LTD       ORD              G5299G106   17,786   1,341,349 SH          SOLE            1,341,349
NOBLE CORPORATION BAAR          NAMEN AKT        H5833N103   24,339     598,000 SH          SOLE              598,000
NOBLE ENERGY INC                COM              655044105    4,886      68,600 SH          SOLE               68,600
OCCIDENTAL PETE CORP DEL        COM              674599105   20,185     248,130 SH          SOLE              248,130
OVERSEAS SHIPHOLDING GROUP I    COM              690368105    4,364      99,300 SH          SOLE               99,300
PARAGON SHIPPING INC            CL A             69913R309   11,451   2,516,600 SH          SOLE            2,516,600
PEABODY ENERGY CORP             COM              704549104    9,901     219,000 SH          SOLE              219,000
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408   11,252     236,000 SH          SOLE              236,000
ROYAL CARIBBEAN CRUISES LTD     COM              V7780T103   14,847     587,300 SH          SOLE              587,300
SCHLUMBERGER LTD                COM              806857108   34,322     527,300 SH          SOLE              527,300
SMITH INTL INC                  COM              832110100   12,648     465,500 SH          SOLE              465,500
SUNCOR ENERGY INC               COM              867224107   40,748   1,126,500 SH          SOLE            1,126,500
SUNOCO INC                      COM              86764P109   14,198     544,000 SH          SOLE              544,000
TBS INTERNATIONAL LIMITED       COM CL A         G86975151      489      66,500 SH          SOLE               66,500
TEEKAY CORPORATION              COM              Y8564W103   32,705   1,409,071 SH          SOLE            1,409,071
TESCO CORP                      COM              88157K101      845     578,385 SH          SOLE              578,385
TRANSOCEAN LTD                  REG SHS          H8817H100   51,684     624,200 SH          SOLE              624,200

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